Income Taxes - Schedule of Federal Statutory Income Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Federal statutory income tax rate
Federal taxes at statutory rate	21.00%	21.00%	21.00%	21.00%
State and local taxes, net of federal benefit			0.00%	4.98%
Change in Fair Value of SAFE Notes and other nondeductible/nontaxable items			(13.76%)	(6.00%)
Changes in valuation allowance			(7.36%)	(22.26%)
Tax credits			0.12%	0.00%
Deferred true-up			0.00%	2.28%
Effective income tax rate			0.00%	0.00%
Tax Jurisdiction of Domicile [Extensible Enumeration]			country:CA